RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	5 Months Ended	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2013
Related Party Transactions [Abstract]
Contributions from parent	$ 168,023	$ 387,926
Shares issued to Parent for aggregate consideration		50,010,000
Shares issued to Parent for aggregate consideration, Amount	$ 90	$ 20,090